China Unicom (Hong Kong) Limited (Parent Company)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
China Unicom (Hong Kong) Limited (Parent Company)
48.	CHINA UNICOM (HONG KONG) LIMITED (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

As of December 31, 2017 and 2018, RMB28,877 million and RMB 29,019 million (US$4,221 million) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB252,350 million and RMB256,466 million (US$37,301 million) as of December 31, 2017 and 2018, respectively.

Condensed Statements of Financial Position

	As of December 31
	2017	2018	2018
	RMB	RMB	US$ (Unaudited)
ASSETS
Non-current assets
Property, plant and equipment	5	4	1
Investments in subsidiaries	234,768	237,301	34,514
Loan to a subsidiary	22,832	6,829	993
Financial assets at fair value through other comprehensive Income	4,070	3,698	538

	261,675	247,832	36,046

Current assets
Loan to subsidiaries	202	5,615	817
Amounts due from subsidiaries	2,510	223	32
Dividend receivable	2,712	4,612	671
Prepayments and other current assets	60	23	3
Short-term bank deposits	3,091	—	—
Cash and cash equivalents	1,229	969	141

	9,804	11,442	1,664

Total assets	271,479	259,274	37,710

EQUITY
Equity attributable to equity shareholders of the Company
Share capital	254,056	254,056	36,951
Reserves	(6,516)	(6,888)	(1,002)
Retained profits
- Proposed final dividend	1,591	4,100	596
- Others	7,184	6,915	1,006

Total equity	256,315	258,183	37,551

LIABILITIES
Current liabilities
Short-term bank loans	12,694	—	—
Accounts payable and accrued liabilities	160	99	14
Loan from immediate holding company	435	48	7
Loans from subsidiaries	928	—	—
Taxes payable	27	24	4
Dividend payable	920	920	134

	15,164	1,091	159

Total liabilities	15,164	1,091	159

Total equity and liabilities	271,479	259,274	37,710

Net current liabilities	(5,360)	10,351	1,505

Total assets less current liabilities	256,315	258,183	37,551

Condensed Statements of Comprehensive Income

	Year ended December 31
	2016	2017	2018	2018
	RMB	RMB	RMB	US$ (Unaudited)
Revenue	6	6	—	—
Dividend income	371	1,441	3,296	479
General and administrative expenses	(63)	(67)	(61)	(9)
Interest income	1,250	1,192	535	78
Finance costs	(718)	(1,647)	80	12
Other income-net	1,060	1	1	—

Income before income tax	1,906	926	3,851	560
Income tax expenses	(36)	(20)	(20)	(3)

Net income	1,870	906	3,831	557
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(531)	(68)	(372)	(54)

Total comprehensive income for the year	1,339	838	3,459	503

Condensed Statements of Cash Flows

	Year ended December 31
	2016	2017	2018	2018
	RMB	RMB	RMB	US$ (Unaudited)
Net cash outflow from operating activities	(85)	(86)	(62)	(9)
Net cash inflow/(outflow) from investing activities	537	(66,865)	3,987	580
Net cash inflow/(outflow) from financing activities	266	66,682	(4,206)	(612)
- Dividend paid to equity shareholders of the Company	(1,005)	—	(1,591)	(231)

Net increase/(decrease) in cash and cash equivalents	718	(269)	(281)	(41)
Cash and cash equivalents at beginning of year	657	1,443	1,229	179
Effect of changes in foreign exchange rate	68	55	21	3

Cash and cash equivalents at end of year	1,443	1,229	969	141